Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes High Yield Trust
Entity Central Index Key	0000745967
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000143970
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Class A Shares
Trading Symbol	FHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities rated below investment grade.

Top Contributors to Performance

  The Fund’s relative performance was positively impacted by security selection in the Building Materials, Packaging, Midstream, Chemicals and Retailers industry sectors.

  The Fund was positively impacted by its underweight allocations to the underperforming Retailers and Midstream industry sectors. The Fund’s opportunistic equity allocation also contributed to relative performance.

  Specific Fund holdings that positively impacted performance relative to the Index included CSC Holdings, Foundation Building Materials, Dornoch Debt Merger Sub and Trivium Packaging.

Top Detractors from Performance

  The Fund’s relative performance was negatively impacted by security selection in the Property & Casualty and Cable & Satellite industry sectors.

  The Fund was negatively impacted by its underweight allocations to the strong performing Media & Entertainment and Wirelines industry sectors. Relative performance was also negatively impacted by its overweight allocation to the underperforming Technology and Packaging industry sectors. The Fund’s cash position also detracted from performance given the strong absolute performance of high yield bonds during the period.

  Specific Fund holdings that negatively impacted performance relative to the Index included McAfee Corp, Rocket Software, Warner Bros Discovery and Cvent.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
2/29/2016	$9,557	$10,000	$10,000	$10,000
2/28/2017	$11,465	$10,142	$12,183	$11,880
2/28/2018	$11,832	$10,193	$12,692	$12,316
2/28/2019	$12,214	$10,516	$13,239	$12,722
2/29/2020	$12,700	$11,744	$14,046	$13,422
2/28/2021	$14,265	$11,907	$15,354	$14,543
2/28/2022	$14,576	$11,592	$15,452	$14,671
2/28/2023	$13,590	$10,465	$14,609	$13,865
2/29/2024	$14,927	$10,813	$16,218	$15,265
2/28/2025	$16,162	$11,441	$17,854	$16,663
2/28/2026	$17,276	$12,158	$19,137	$17,798

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	2.12%	2.95%	5.62%
Class A Shares without sales load	6.89%	3.90%	6.10%
Bloomberg US Aggregate Bond Index	6.26%	0.42%	1.97%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	7.18%	4.50%	6.71%
Lipper High Yield Funds Average	6.81%	4.10%	5.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 418,250,976
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 2,226,592
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$418,250,976 Number of Investments485 Portfolio Turnover28% Total Advisory Fees Paid$2,226,592
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Utility - Electric	3.4%
Independent Energy	3.6%
Building Materials	3.9%
Gaming	4.6%
Health Care	4.6%
Chemicals	4.9%
Midstream	5.0%
Cable Satellite	5.5%
Insurance - P&C	9.1%
Technology	13.7%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 1, 2025, Mark E. Durbiano no longer serves as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000143971
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Class C Shares
Trading Symbol	FHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$186	1.81%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities rated below investment grade.

Top Contributors to Performance

  The Fund’s relative performance was positively impacted by security selection in the Building Materials, Packaging, Midstream, Chemicals and Retailers industry sectors.

  The Fund was positively impacted by its underweight allocations to the underperforming Retailers and Midstream industry sectors. The Fund’s opportunistic equity allocation also contributed to relative performance.

  Specific Fund holdings that positively impacted performance relative to the Index included CSC Holdings, Foundation Building Materials, Dornoch Debt Merger Sub and Trivium Packaging.

Top Detractors from Performance

  The Fund’s relative performance was negatively impacted by security selection in the Property & Casualty and Cable & Satellite industry sectors.

  The Fund was negatively impacted by its underweight allocations to the strong performing Media & Entertainment and Wirelines industry sectors. Relative performance was also negatively impacted by its overweight allocation to the underperforming Technology and Packaging industry sectors. The Fund’s cash position also detracted from performance given the strong absolute performance of high yield bonds during the period.

  Specific Fund holdings that negatively impacted performance relative to the Index included McAfee Corp, Rocket Software, Warner Bros Discovery and Cvent.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
2/29/2016	$10,000	$10,000	$10,000	$10,000
2/28/2017	$11,911	$10,142	$12,183	$11,880
2/28/2018	$12,218	$10,193	$12,692	$12,316
2/28/2019	$12,519	$10,516	$13,239	$12,722
2/29/2020	$12,912	$11,744	$14,046	$13,422
2/28/2021	$14,387	$11,907	$15,354	$14,543
2/28/2022	$14,581	$11,592	$15,452	$14,671
2/28/2023	$13,462	$10,465	$14,609	$13,865
2/29/2024	$14,691	$10,813	$16,218	$15,265
2/28/2025	$15,907	$11,441	$17,854	$16,663
2/28/2026	$17,003	$12,158	$19,137	$17,798

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	5.01%	3.06%	5.45%
Class C Shares without sales load	6.01%	3.06%	5.45%
Bloomberg US Aggregate Bond Index	6.26%	0.42%	1.97%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	7.18%	4.50%	6.71%
Lipper High Yield Funds Average	6.81%	4.10%	5.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 418,250,976
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 2,226,592
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$418,250,976 Number of Investments485 Portfolio Turnover28% Total Advisory Fees Paid$2,226,592
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Utility - Electric	3.4%
Independent Energy	3.6%
Building Materials	3.9%
Gaming	4.6%
Health Care	4.6%
Chemicals	4.9%
Midstream	5.0%
Cable Satellite	5.5%
Insurance - P&C	9.1%
Technology	13.7%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 1, 2025, Mark E. Durbiano no longer serves as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000130168
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	FHTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities rated below investment grade.

Top Contributors to Performance

  The Fund’s relative performance was positively impacted by security selection in the Building Materials, Packaging, Midstream, Chemicals and Retailers industry sectors.

  The Fund was positively impacted by its underweight allocations to the underperforming Retailers and Midstream industry sectors. The Fund’s opportunistic equity allocation also contributed to relative performance.

  Specific Fund holdings that positively impacted performance relative to the Index included CSC Holdings, Foundation Building Materials, Dornoch Debt Merger Sub and Trivium Packaging.

Top Detractors from Performance

  The Fund’s relative performance was negatively impacted by security selection in the Property & Casualty and Cable & Satellite industry sectors.

  The Fund was negatively impacted by its underweight allocations to the strong performing Media & Entertainment and Wirelines industry sectors. Relative performance was also negatively impacted by its overweight allocation to the underperforming Technology and Packaging industry sectors. The Fund’s cash position also detracted from performance given the strong absolute performance of high yield bonds during the period.

  Specific Fund holdings that negatively impacted performance relative to the Index included McAfee Corp, Rocket Software, Warner Bros Discovery and Cvent.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
2/29/2016	$10,000	$10,000	$10,000	$10,000
2/28/2017	$12,033	$10,142	$12,183	$11,880
2/28/2018	$12,467	$10,193	$12,692	$12,316
2/28/2019	$12,881	$10,516	$13,239	$12,722
2/29/2020	$13,426	$11,744	$14,046	$13,422
2/28/2021	$15,145	$11,907	$15,354	$14,543
2/28/2022	$15,512	$11,592	$15,452	$14,671
2/28/2023	$14,470	$10,465	$14,609	$13,865
2/29/2024	$15,961	$10,813	$16,218	$15,265
2/28/2025	$17,327	$11,441	$17,854	$16,663
2/28/2026	$18,567	$12,158	$19,137	$17,798

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.16%	4.16%	6.38%
Bloomberg US Aggregate Bond Index	6.26%	0.42%	1.97%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	7.18%	4.50%	6.71%
Lipper High Yield Funds Average	6.81%	4.10%	5.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 418,250,976
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 2,226,592
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$418,250,976 Number of Investments485 Portfolio Turnover28% Total Advisory Fees Paid$2,226,592
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Utility - Electric	3.4%
Independent Energy	3.6%
Building Materials	3.9%
Gaming	4.6%
Health Care	4.6%
Chemicals	4.9%
Midstream	5.0%
Cable Satellite	5.5%
Insurance - P&C	9.1%
Technology	13.7%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 1, 2025, Mark E. Durbiano no longer serves as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000190443
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FHYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities rated below investment grade.

Top Contributors to Performance

  The Fund’s relative performance was positively impacted by security selection in the Building Materials, Packaging, Midstream, Chemicals and Retailers industry sectors.

  The Fund was positively impacted by its underweight allocations to the underperforming Retailers and Midstream industry sectors. The Fund’s opportunistic equity allocation also contributed to relative performance.

  Specific Fund holdings that positively impacted performance relative to the Index included CSC Holdings, Foundation Building Materials, Dornoch Debt Merger Sub and Trivium Packaging.

Top Detractors from Performance

  The Fund’s relative performance was negatively impacted by security selection in the Property & Casualty and Cable & Satellite industry sectors.

  The Fund was negatively impacted by its underweight allocations to the strong performing Media & Entertainment and Wirelines industry sectors. Relative performance was also negatively impacted by its overweight allocation to the underperforming Technology and Packaging industry sectors. The Fund’s cash position also detracted from performance given the strong absolute performance of high yield bonds during the period.

  Specific Fund holdings that negatively impacted performance relative to the Index included McAfee Corp, Rocket Software, Warner Bros Discovery and Cvent.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
2/29/2016	$10,000	$10,000	$10,000	$10,000
2/28/2017	$12,002	$10,142	$12,183	$11,880
2/28/2018	$12,412	$10,193	$12,692	$12,316
2/28/2019	$12,845	$10,516	$13,239	$12,722
2/29/2020	$13,390	$11,744	$14,046	$13,422
2/28/2021	$15,104	$11,907	$15,354	$14,543
2/28/2022	$15,473	$11,592	$15,452	$14,671
2/28/2023	$14,437	$10,465	$14,609	$13,865
2/29/2024	$15,926	$10,813	$16,218	$15,265
2/28/2025	$17,289	$11,441	$17,854	$16,663
2/28/2026	$18,528	$12,158	$19,137	$17,798

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	7.17%	4.17%	6.36%
Bloomberg US Aggregate Bond Index	6.26%	0.42%	1.97%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	7.18%	4.50%	6.71%
Lipper High Yield Funds Average	6.81%	4.10%	5.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 418,250,976
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 2,226,592
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$418,250,976 Number of Investments485 Portfolio Turnover28% Total Advisory Fees Paid$2,226,592
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Utility - Electric	3.4%
Independent Energy	3.6%
Building Materials	3.9%
Gaming	4.6%
Health Care	4.6%
Chemicals	4.9%
Midstream	5.0%
Cable Satellite	5.5%
Insurance - P&C	9.1%
Technology	13.7%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 1, 2025, Mark E. Durbiano no longer serves as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024613
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Service Shares
Trading Symbol	FHYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities rated below investment grade.

Top Contributors to Performance

  The Fund’s relative performance was positively impacted by security selection in the Building Materials, Packaging, Midstream, Chemicals and Retailers industry sectors.

  The Fund was positively impacted by its underweight allocations to the underperforming Retailers and Midstream industry sectors. The Fund’s opportunistic equity allocation also contributed to relative performance.

  Specific Fund holdings that positively impacted performance relative to the Index included CSC Holdings, Foundation Building Materials, Dornoch Debt Merger Sub and Trivium Packaging.

Top Detractors from Performance

  The Fund’s relative performance was negatively impacted by security selection in the Property & Casualty and Cable & Satellite industry sectors.

  The Fund was negatively impacted by its underweight allocations to the strong performing Media & Entertainment and Wirelines industry sectors. Relative performance was also negatively impacted by its overweight allocation to the underperforming Technology and Packaging industry sectors. The Fund’s cash position also detracted from performance given the strong absolute performance of high yield bonds during the period.

  Specific Fund holdings that negatively impacted performance relative to the Index included McAfee Corp, Rocket Software, Warner Bros Discovery and Cvent.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
2/29/2016	$10,000	$10,000	$10,000	$10,000
2/28/2017	$12,002	$10,142	$12,183	$11,880
2/28/2018	$12,385	$10,193	$12,692	$12,316
2/28/2019	$12,784	$10,516	$13,239	$12,722
2/29/2020	$13,292	$11,744	$14,046	$13,422
2/28/2021	$14,955	$11,907	$15,354	$14,543
2/28/2022	$15,258	$11,592	$15,452	$14,671
2/28/2023	$14,220	$10,465	$14,609	$13,865
2/29/2024	$15,646	$10,813	$16,218	$15,265
2/28/2025	$16,941	$11,441	$17,854	$16,663
2/28/2026	$18,109	$12,158	$19,137	$17,798

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Service Shares	6.89%	3.90%	6.12%
Bloomberg US Aggregate Bond Index	6.26%	0.42%	1.97%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	7.18%	4.50%	6.71%
Lipper High Yield Funds Average	6.81%	4.10%	5.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 418,250,976
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 2,226,592
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$418,250,976 Number of Investments485 Portfolio Turnover28% Total Advisory Fees Paid$2,226,592
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Utility - Electric	3.4%
Independent Energy	3.6%
Building Materials	3.9%
Gaming	4.6%
Health Care	4.6%
Chemicals	4.9%
Midstream	5.0%
Cable Satellite	5.5%
Insurance - P&C	9.1%
Technology	13.7%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 1, 2025, Mark E. Durbiano no longer serves as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation